Leases - Summary of cash flow payments of lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	¥ 165,828	¥ 332,135